Quarterly Results of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations
Note 17	Quarterly Results of Operations (unaudited)

	Quarter Ended
2010	March 31	June 30	September 30	December 31
Revenue	$621,140	$635,286	$644,256	$643,970
Income from operations	245,452	135,242	274,572	256,827
Net loss	(103,428)	(181,912)	(107,353)	(115,077)
Net loss attributable to Intelsat S.A.	(102,618)	(180,646)	(106,400)	(115,789)

	Quarter Ended
2011	March 31	June 30	September 30	December 31
Revenue	$640,188	$642,446	$652,881	$652,911
Income from operations	290,278	271,364	292,249	315,092
Net loss	(215,758)	(214,482)	(2,109)	(1,645)
Net loss attributable to Intelsat S.A.	(215,598)	(213,368)	(442)	(3,480)

Our quarterly revenue and operating income are generally not impacted by seasonality since customer contracts for satellite utilization are generally long-term. The quarter ended March 31, 2010 includes a $6.5 million non-cash impairment charge to write off the remaining carrying value of our IS-4 satellite which experienced an anomaly of its backup satellite control processor. The quarter ended June 30, 2010 includes a $104.1 million non-cash impairment charge related to the write down of our Galaxy 15 satellite to its estimated fair value following an anomaly. The quarter ended September 30, 2010 includes a $75.8 million loss on early extinguishment of debt recognized in connection with the repurchase by Intelsat Corp of its outstanding 2014 Corp Notes and its 2028 Corp Notes.

The quarter ended March 30, 2011 included a $168.2 million loss on early extinguishment of debt recognized in connection with the repayment of debt in the 2011 Secured Loan Refinancing and the 2011 Notes Redemptions. The quarter ended June 30, 2011 included a $158.0 million loss on early extinguishment of debt related to the repayment of debt in connection with the 2011 Intelsat Jackson Notes Offering, and the subsequent tender offers and additional redemptions. The quarter ended September 30, 2011 included a $20.2 million loss from previously unconsolidated affiliates for a charge as a result of the remeasurement of our investment in Horizons Holdings to fair value upon the consolidation of the joint venture on September 30, 2011 (see Note 8(b)—Investments—Horizons Holdings). In addition, we recorded a $7.4 million income tax benefit in the quarter ended September 30, 2011, related to this charge.